Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total revenues, net	$ 2,691,811	$ 5,173,982	$ 5,256,973	$ 7,127,328	$ 15,781,319	$ 12,523,432
Product sales [Member]
Product Information [Line Items]
Total revenues, net	2,626,689	5,123,067	5,114,558	7,036,204	15,522,649	12,078,798
Service [Member]
Product Information [Line Items]
Total revenues, net
Licensing Revenues [Member]
Product Information [Line Items]
Total revenues, net	$ 65,122	$ 50,915	$ 142,415	$ 91,124	$ 258,670	$ 444,634